Risk Management (Details 14) - BRL (R$) R$ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Undiscounted cash flows of financial liabilities
Deposits from banks		R$ 255,199,712	R$ 293,559,737
Deposits from customers		357,592,351	272,820,671
Funds from issuance of securities		181,649,293	164,765,133
Subordinated debt		74,880,758	71,775,114
Other financial liabilities		62,598,235	62,439,512	[1]
Total liabilities		931,920,349	865,360,167
1 to 30 days
Undiscounted cash flows of financial liabilities
Deposits from banks		187,971,161	197,275,471
Deposits from customers		154,751,012	141,846,015
Funds from issuance of securities		2,715,463	3,346,915
Subordinated debt		303,419	896,349
Other financial liabilities	[1]	38,764,438	43,606,124
Total liabilities		384,505,493	386,970,874
31 to 180 days
Undiscounted cash flows of financial liabilities
Deposits from banks		11,043,189	17,199,209
Deposits from customers		8,321,457	7,519,939
Funds from issuance of securities		7,704,113	13,222,173
Subordinated debt		83,095	3,705,136
Other financial liabilities	[1]	11,790,526	8,785,744
Total liabilities		38,942,380	50,432,201
181 to 360 days
Undiscounted cash flows of financial liabilities
Deposits from banks		31,568,186	47,240,285
Deposits from customers		51,709,653	16,476,264
Funds from issuance of securities		57,416,558	69,548,689
Subordinated debt		6,290,777	6,942,643
Other financial liabilities	[1]	4,717,811	2,290,146
Total liabilities		151,702,985	142,498,027
From 1 to 5 years
Undiscounted cash flows of financial liabilities
Deposits from banks		18,339,106	25,251,295
Deposits from customers		142,724,058	106,861,185
Funds from issuance of securities		110,993,400	77,143,455
Subordinated debt		25,122,764	27,064,409
Other financial liabilities	[1]	3,672,499	3,711,492
Total liabilities		300,851,827	240,031,836
More than 5 years
Undiscounted cash flows of financial liabilities
Deposits from banks		6,278,070	6,593,477
Deposits from customers		86,171	117,268
Funds from issuance of securities		2,819,759	1,503,901
Subordinated debt		43,080,703	33,166,577
Other financial liabilities	[1]	3,652,961	4,046,006
Total liabilities		R$ 55,917,664	R$ 45,427,229

[1]	Include, mainly, credit card transactions, foreign exchange transactions, negotiation and intermediation of securities, finance lease and capitalization bonds.